Schedule of Options Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	Mar. 12, 2020
Number Outstanding	500,000
Number Exercisable	166,667
Exercise Price | $ / shares	$ 0.40
Expiration Date	Dec. 31, 2024
Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	Jun. 27, 2020
Number Outstanding	150,000
Number Exercisable	50,000
Exercise Price | $ / shares	$ 0.40
Expiration Date	Dec. 31, 2024
Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date Issued	Jan. 01, 2021
Number Outstanding	450,000
Number Exercisable	150,000
Exercise Price | $ / shares	$ 0.65
Expiration Date	Dec. 31, 2025
Options Held [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,100,000
Number Exercisable	366,667